SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION	SHARE BASED COMPENSATION
Share Options—Granted share options expire at the earlier of termination of employment or ten years from the date of grant. Share options generally vest over four years of the employment commencement date or with 25% vesting on the twelve-month anniversary of the employment commencement date, and the remaining on a pro-rata basis each quarter over the next three years. Any options, which are forfeited or not exercised before expiration, become available for future grants.
The following table summarized the Company’s share option activity during the six months ended June 30, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31,2022	76,557,428	$1.0	8.3	$19,895
Granted	—	—	0	—
Exercised	(4,322,994)	0.3	0	—
Forfeited	(9,120,023)	1.7	0	—
Balance, June 30, 2023	63,114,411	$0.9	7.9	$44,312
Vested and exercisable, June 30, 2023	34,540,222	$0.3	7.6	$37,068
For the six months ended June 30, 2023, the aggregate intrinsic value of options exercised was approximately $4.7 million, and the total fair value of share options vested was $58.9 million. There was no grant of share options during the six months ended June 30, 2023.
Share-based compensation expense is based on the grant-date fair value on a straight-line basis for graded awards with only service conditions, which is generally the option vesting term of four years. The fair value of each option on the date of grant is determined using the Black Scholes-Merton (BSM) option pricing model using the single-option award approach with the assumptions set forth in the table below. If any of the assumptions used in the BSM change significantly, share-based compensation expense may differ materially in the future from that recorded in the current period.
The assumptions used to estimate the fair value of share options granted for the three and six months ended June 30, 2023 and 2022 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Expected volatility	—	49.4% - 109.0%	—	41.1% - 109.0%
Expected term (in years)	—	5.0 - 6.1	—	5.0 - 6.2
Risk free interest	—	3.4% - 3.4%	—	1.9% - 3.4%
Dividend yield	—	0.0%-0.0%	—	0.0%-0.0%
At June 30, 2023, unrecognized compensation expense related to unvested share options was approximately $110.7 million, which is expected to be recognized over a remaining weighted-average period of 1.8 years.
Restricted Stock Units (RSUs)—RSUs generally vest over four years of the employment commencement date or with 25% vesting on the twelve-month anniversary of the employment commencement date, and the remaining on a pro-rata basis each quarter over the next three years. RSUs granted are forfeited at termination of employment. Any RSUs, which are forfeited or not exercised before expiration, become available for future grants.
The following table summarized the Company’s RSU activity during the six months ended June 30, 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31,2022	5,753,975	$5.3
Granted	45,856,837	1.0
Vested	(5,548,382)	2.1
Forfeited	(3,978,031)	2.2
Unvested at June 30, 2023	42,084,399	$1.4
In connection with RSUs that vested during the six months ended June 30, 2023, the Company satisfied its minimum statutory tax withholding requirements in lieu of delivering 724,979 shares of common stock during the year. In addition, the Company deferred a settlement of 2,000,000 vested RSUs that were granted in connection with the Darwin acquisition. In addition, 7,500 of RSUs that were vested in 2022 were released during the six months ended June 30, 2023. Accordingly, 2,830,903 shares were delivered during the six months ended June 30, 2023.

At June 30, 2023, unrecognized compensation expense related to RSUs was approximately $52.3 million, which is expected to be recognized over a remaining weighted-average period of 1.9 years.

Options to Restricted Shares—Options to restricted shares were granted to certain employees and directors during 2021. See Note 16 to the consolidated financial statements included in the Annual Report on Form 20-F for additional information.
The following table summarized the Company’s options to restricted shares activity during the six months ended June 30, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31,2022	242,615,284	$1.6	8.2	$—
Granted	—	—	—	—
Exercised	(66,178)	1.0	—	—
Forfeited	(1,189,738)	3.1	—	—
Balance, June 30, 2023	241,359,368	$1.6	7.7	$—
Vested and exercisable, June 30, 2023	197,939,281	$1.6	7.7	$—

At June 30, 2023, unrecognized compensation expense related to options to restricted shares was approximately $28.1 million, which is expected to be recognized over a remaining weighted-average period of 1.7 years.
Share-Based Compensation Expense

The following table presents the components and classification of share-based compensation for the three and six months ended June 30, 2023 and 2022 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$2,990	$54,383	$5,448	$60,243
Selling and marketing	4,756	35,998	7,510	38,889
General and administrative	12,462	55,689	23,617	63,573
Total	$20,208	$146,070	$36,575	$162,705